Note 18 - Restructuring Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
		For the Successor Period
Successor	Balance, December 31, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments	Balance, June 30, 2014
Graphic Solutions:
Severance and other benefits	$699	$179	$(291)	$-	$587
Total Graphics Solutions	699	179	(291)	-	587

Performance Materials:
Severance and other benefits	1,330	225	(741)	(76)	738
Total Performance Materials	1,330	225	(741)	(76)	738

Total restructuring liability	$2,029	$404	$(1,032)	$(76)	$1,325
		For the Predecessor Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Balance, June 30, 2013
Graphic Solutions:
Severance and other benefits	$-	$1,508	$(643)	$-	$865
Total Graphics Solutions	-	1,508	(643)	-	865

Performance Materials:
Severance and other benefits	632	144	(112)	(9)	655
Total Performance Materials	632	144	(112)	(9)	655

Total restructuring liability	$632	$1,652	$(755)	$(9)	$1,520

		For the Successor 2013 Period
Successor	Balance, November 1, 2013	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2013
Graphic Solutions:
Severance and other benefits	$666	$-	$-	$33	$33	$699
Total Graphics Solutions	666	-	-	33	33	699

Performance Materials:
Severance and other benefits	1,671	762	(1,117)	14	(341)	1,330
Total Performance Materials	1,671	762	(1,117)	14	(341)	1,330

Total restructuring liability	$2,337	$762	$(1,117)	$47	$(308)	$2,029
		For the Predecessor 2013 Period
Predecessor	Balance, December 31, 2012	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, October 31, 2013
Graphic Solutions:
Severance and other benefits	$-	$2,159	$(1,493)	$-	$666	$666
Total Graphics Solutions	-	2,159	(1,493)	-	666	666

Performance Materials:
Severance and other benefits	632	1,477	(458)	20	1,039	1,671
Total Performance Materials	632	1,477	(458)	20	1,039	1,671

Total restructuring liability	$632	$3,636	$(1,951)	$20	$1,705	$2,337
		For the year ended December 31, 2012
Predecessor	Balance, December 31, 2011	Charges to Expense	Cash Payments	Non-cash Adjustments	Total Costs and Adjustments	Balance, December 31, 2012
Graphic Solutions:
Severance and other benefits	$20	$67	$(87)	$-	$(20)	$-
Total Graphics Solutions	20	67	(87)	-	(20)	-

Performance Materials:
Severance and other benefits	1,012	396	(814)	22	(396)	616
Other	215	(171)	(28)	-	(199)	16
Total Performance Materials	1,227	225	(842)	22	(595)	632

Total restructuring liability	$1,247	$292	$(929)	$22	$(615)	$632

Restructuring Expense [Table Text Block]
	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
	(Successor)	(Predecessor)	(Successor)	(Predecessor)

Severance and other benefits	$404	$46	$404	$1,652
Total restructuring expense	$404	$46	$404	$1,652